/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending August 31, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
8/16
Shares of
Beneficial Interest
20000
6.25
6.95
Paine Webber

8/17
Shares of Beneficial Interest
12600
6.25
6.95
Paine Webber
8/17
Shares of Beneficial Interest
423900
6.3125
6.95
Paine Webber
8/18
Shares of Beneficial Interest
15600
6.3125
6.94
Paine Webber









































































Total Shares Repurchased:  472,100
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer